Commitments and Contingencies - Assets Pledged as Collateral (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Book value of jack-up rigs pledged as collateral for debt facilities	$ 2,538.5	$ 2,578.3